VANECK RARE EARTH/STRATEGIC METALS ETF
SCHEDULE OF INVESTMENTS
March 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.1%
Australia : 26.5%
AVZ Minerals Ltd. *∞ 52,906,510 $ 10,492,927
Core Lithium Ltd. * † 25,978,810 2,624,995
Iluka Resources Ltd. 3,063,272 14,414,347
Liontown Resources Ltd. * † 17,842,891 13,601,951
Lynas Rare Earths Ltd. * † 5,089,209 18,805,751
Piedmont Lithium, Inc.
(USD) * † 193,528 2,577,793
Pilbara Minerals Ltd. † 9,655,811 24,123,300
Sayona Mining Ltd. * † 115,403,207 2,939,887
89,580,951
Canada : 13.4%
Lithium Americas Argentina
Corp. (USD) * 1,758,799 9,479,927
Lithium Americas Corp.
(USD) * † 1,772,265 11,909,621
Patriot Battery Metals, Inc. * 1,691,784 10,538,880
Sigma Lithium Corp. (USD) *
† 835,598 10,829,350
Standard Lithium Ltd.
(USD) * † 2,146,825 2,533,253
45,291,031
Chile : 5.6%
Sociedad Quimica y Minera
de Chile SA (ADR) † 384,049 18,879,849
Underline
China : 24.9%
Baoji Titanium Industry Co.
Ltd. 1,936,080 7,314,507
China Northern Rare Earth
Group High-Tech Co. Ltd. 8,038,212 21,139,225
Ganfeng Lithium Group Co.
Ltd. (HKD) 144A † 3,325,440 10,194,116
Jinduicheng Molybdenum
Co. Ltd. 10,362,265 15,983,965
Number
of Shares Value
China (continued)
Shenghe Resources Holding
Co. Ltd. 7,102,931 $ 9,312,461
Tianqi Lithium Corp. (HKD) † 997,600 4,644,480
Xiamen Tungsten Co. Ltd. 5,747,424 15,399,459
83,988,213
France : 3.1%
Eramet SA † 139,830 10,632,817
Underline
Jersey, Channel Islands : 0.0%
Arcadium Lithium Plc
(AUD) * 31,361 138,518
Underline
Netherlands : 3.0%
AMG Critical Materials NV 439,060 9,981,935
Underline
United States : 23.6%
Albemarle Corp. † 216,879 28,571,639
Arcadium Lithium Plc * † 4,584,743 19,760,242
MP Materials Corp. * † 1,099,752 15,726,454
Tronox Holdings Plc † 889,536 15,433,450
79,491,785
Total Common Stocks
(Cost: $467,404,337) 337,985,099
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
7.3%
Money Market Fund: 7.3%
(Cost: $24,487,859)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 24,487,859 24,487,859
Total Investments: 107.4%
(Cost: $491,892,196) 362,472,958
Liabilities in excess of other assets: (7.4)% (24,940,770)
NET ASSETS: 100.0% $ 337,532,188
Definitions:
ADR American Depositary Receipt
AUD Australia Dollar
HKD Hong Kong Dollar
USD United States Dollar
∞ Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $84,970,450.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $10,194,116, or 3.0% of net assets.